Small Company Growth Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communication Services - 2.0%
Cargurus, Inc. (a)	831	$24,207
EverQuote, Inc. - Class A (a)	2,135	55,916
EW Scripps Co. - Class A (a)	1,274	3,771
Gambling.com Group Ltd. (a)	1,336	16,860
Grindr, Inc. (a)	7,414	132,711
IMAX Corp. (a)	3,326	87,640
John Wiley & Sons, Inc. - Class A	569	25,355
QuinStreet, Inc. (a)	3,698	65,972
Shutterstock, Inc. (b)	621	11,569
Yelp, Inc. (a)	106	3,925
		427,926

Consumer Discretionary - 10.8%
Abercrombie & Fitch Co. - Class A (a)	294	22,453
Academy Sports & Outdoors, Inc.	392	17,879
Boot Barn Holdings, Inc. (a)	1,120	120,322
Brinker International, Inc. (a)	107	15,948
Cavco Industries, Inc. (a)	12	6,235
Century Communities, Inc.	411	27,578
Champion Homes, Inc. (a)	2,211	209,514
Cheesecake Factory, Inc. (b)	827	40,242
Coursera, Inc. (a)	113	753
Frontdoor, Inc. (a)	1,039	39,918
Installed Building Products, Inc.	347	59,497
International Game Technology PLC	1,174	19,089
Laureate Education, Inc. (a)	1,435	29,346
LCI Industries	252	22,032
Mister Car Wash, Inc. (a)	5,780	45,604
OneSpaWorld Holdings Ltd.	16,729	280,880
Peloton Interactive, Inc. - Class A (a)	1,883	11,901
RealReal Inc/The (a)	1,947	10,494
Revolve Group, Inc. (a)	732	15,731
Rush Street Interactive, Inc. (a)	2,035	21,815
Sabre Corp. (a)	5,385	15,132
Shake Shack, Inc. - Class A (a)	399	35,180
Steven Madden Ltd.	4,376	116,577
Stride, Inc. (a)	1,452	183,678
Super Group SGHC Ltd.	11,612	74,781
Sweetgreen, Inc. - Class A (a)	1,894	47,388
Texas Roadhouse, Inc.	2,152	358,588
TopBuild Corp. (a)	237	72,273
Udemy, Inc. (a)	8,182	63,492
Universal Technical Institute, Inc. (a)	6,542	167,999
Warby Parker, Inc. - Class A (a)	3,244	59,138
Wingstop, Inc.	149	33,611
Wolverine World Wide, Inc.	3,370	46,877
Xponential Fitness, Inc. - Class A (a)	256	2,132
		2,294,077

Consumer Staples - 5.3%
Cal-Maine Foods, Inc.	391	35,542
Chefs' Warehouse, Inc. (a)	2,509	136,640
elf Beauty, Inc. (a)	815	51,174
Herbalife Ltd. (a)	6,246	53,903
J & J Snack Foods Corp.	940	123,817
Lancaster Colony Corp.	17	2,975
Natural Grocers by Vitamin Cottage, Inc.	3,584	144,077
Oddity Tech Ltd. - Class A (a)	1,438	62,208
PriceSmart, Inc.	13	1,142
Sprouts Farmers Market, Inc. (a)	2,289	349,393
Vita Coco Co., Inc. (a)	3,098	94,953
Vital Farms, Inc. (a)	2,428	73,981
		1,129,805

Energy - 4.6%
Archrock, Inc.	805	21,123
ChampionX Corp.	322	9,596
Excelerate Energy, Inc. - Class A	9,876	283,244
Kinetik Holdings, Inc.	336	17,452
Kodiak Gas Services, Inc.	964	35,957
Magnolia Oil & Gas Corp. - Class A	7,220	182,377
Oceaneering International, Inc. (a)	7,707	168,090
Permian Resources Corp.	16,984	235,228
Riley Exploration Permian, Inc.	213	6,213
SM Energy Co.	393	11,770
		971,050

Financials - 9.3%
Artisan Partners Asset Management, Inc. - Class A	1,953	76,362
BancFirst Corp.	297	32,631
Bancorp, Inc. (a)	420	22,193
Bank OZK	1,860	80,817
Cadence Bank	2,780	84,401
Coastal Financial Corp. (a)	209	18,896
Cohen & Steers, Inc.	11	883
Diamond Hill Investment Group, Inc.	44	6,285
First BanCorp/Puerto Rico	1,460	27,988
First Business Financial Services, Inc.	49	2,310
First Financial Bankshares, Inc.	2,254	80,964
Goosehead Insurance, Inc. - Class A	107	12,632
Hamilton Lane, Inc. - Class A	574	85,337
HCI Group, Inc.	217	32,383
Home BancShares, Inc.	6,335	179,090
I3 Verticals, Inc. - Class A (a)	4,663	115,036
LendingTree, Inc. (a)	39	1,961
Marex Group PLC	1,530	54,040
Mercury General Corp.	339	18,950
Moelis & Co. - Class A	1,696	98,979
Nicolet Bankshares, Inc.	118	12,857
Pagseguro Digital Ltd. - Class A (a)	1,858	14,177
Palomar Holdings, Inc. (a)	439	60,178
Paymentus Holdings, Inc. - Class A (a)	4,243	110,742
Payoneer Global, Inc. (a)	9,590	70,103
Perella Weinberg Partners	5,585	102,764
Piper Sandler Cos.	250	61,915
PJT Partners, Inc. - Class A	239	32,953
Repay Holdings Corp. (a)	14,536	80,965
ServisFirst Bancshares, Inc.	50	4,130
Shore Bancshares, Inc.	495	6,702
StepStone Group, Inc. - Class A	837	43,716
StoneX Group, Inc. (a)	519	39,641
Triumph Financial, Inc. (a)	2,037	117,739
Universal Insurance Holdings, Inc.	685	16,234
Upstart Holdings, Inc. (a)	958	44,097
Victory Capital Holdings, Inc. - Class A	1,272	73,611
WisdomTree, Inc.	4,941	44,074
		1,968,736

Health Care - 25.9%(c)
89bio, Inc. (a)	5,312	38,618
ACADIA Pharmaceuticals, Inc. (a)	4,507	74,861
Accuray, Inc. (a)	4,807	8,604
Adaptive Biotechnologies Corp. (a)	7,407	55,034
Addus HomeCare Corp. (a)	196	19,382
ADMA Biologics, Inc. (a)	10,265	203,658
agilon health, Inc. (a)	3,870	16,757
Akero Therapeutics, Inc. (a)	135	5,465
Alkermes PLC (a)	1,010	33,350
Alphatec Holdings, Inc. (a)	1,090	11,053
ALX Oncology Holdings, Inc. (a)	4,349	2,709
Amicus Therapeutics, Inc. (a)	460	3,754
Amneal Pharmaceuticals, Inc. (a)	7,468	62,582
ANI Pharmaceuticals, Inc. (a)	2,800	187,460
Apogee Therapeutics, Inc. (a)	187	6,986
Arcellx, Inc. (a)	1,179	77,342
Arcutis Biotherapeutics, Inc. (a)	1,066	16,672
Ardelyx, Inc. (a)	7,446	36,560
Arrowhead Pharmaceuticals, Inc. (a)	139	1,771
Artivion, Inc. (a)	2,892	71,085
Arvinas, Inc. (a)	890	6,248
Aurinia Pharmaceuticals, Inc. (a)	2,017	16,217
Aveanna Healthcare Holdings, Inc. (a)	85	461
Beta Bionics, Inc. (a)	1,653	20,233
BioCryst Pharmaceuticals, Inc. (a)	2,870	21,525
Biote Corp. (a)	3,227	10,746
Blueprint Medicines Corp. (a)	321	28,412
BrightSpring Health Services, Inc. (a)	1,276	23,083
Butterfly Network, Inc. (a)	10,199	23,254
CareDx, Inc. (a)	4,901	86,993
Castle Biosciences, Inc. (a)	1,039	20,801
Catalyst Pharmaceuticals, Inc. (a)	3,784	91,762
Centessa Pharmaceuticals PLC - ADR (a)	4,025	57,879
Ceribell, Inc. (a)	2,234	42,915
Cerus Corp. (a)	14,117	19,623
CG oncology, Inc. (a)	958	23,461
Chemed Corp.	373	229,514
ChromaDex Corp. (a)	1,253	8,646
Coherus Biosciences, Inc. (a)	3,782	3,052
Collegium Pharmaceutical, Inc. (a)	805	24,029
Community Health Systems, Inc. (a)	688	1,858
Concentra Group Holdings Parent, Inc.	498	10,807
CONMED Corp.	403	24,337
Corcept Therapeutics, Inc. (a)	764	87,264
CVRx, Inc. (a)	3,696	45,202
Dianthus Therapeutics, Inc. (a)	228	4,136
Embecta Corp.	252	3,213
Enliven Therapeutics, Inc. (a)	1,432	28,182
Ensign Group, Inc.	604	78,158
Esperion Therapeutics, Inc. (a)	1,347	1,940
Evolus, Inc. (a)	3,742	45,016
Foghorn Therapeutics, Inc. (a)	347	1,267
GeneDx Holdings Corp. (a)	986	87,325
Geron Corp. (a)	1,198	1,905
Halozyme Therapeutics, Inc. (a)	1,527	97,438
Harmony Biosciences Holdings, Inc. (a)	722	23,963
Harrow, Inc. (a)	511	13,593
HealthEquity, Inc. (a)	3,263	288,351
Heron Therapeutics, Inc. (a)(b)	2,266	4,985
Hims & Hers Health, Inc. (a)	1,185	35,017
Immunome, Inc. (a)	1,920	12,922
InfuSystem Holdings, Inc. (a)	1,551	8,344
Innoviva, Inc. (a)	628	11,386
Insmed, Inc. (a)	295	22,505
Iovance Biotherapeutics, Inc. (a)	1,176	3,916
iRadimed Corp.	254	13,330
Ironwood Pharmaceuticals, Inc. (a)	6,024	8,855
Janux Therapeutics, Inc. (a)	1,272	34,344
Joint Corp. (a)	230	2,873
Kiniksa Pharmaceuticals International PLC (a)	430	9,550
Krystal Biotech, Inc. (a)	556	100,247
Lantheus Holdings, Inc. (a)	155	15,128
LeMaitre Vascular, Inc.	3,637	305,144
LENZ Therapeutics, Inc. (a)	359	9,230
LifeMD, Inc. (a)	1,572	8,552
Ligand Pharmaceuticals, Inc. (a)	765	80,432
Madrigal Pharmaceuticals, Inc. (a)	55	18,218
MannKind Corp. (a)	6,547	32,931
Medpace Holdings, Inc. (a)	612	186,470
Merit Medical Systems, Inc. (a)	1,169	123,575
Mesa Laboratories, Inc.	1,168	138,595
MiMedx Group, Inc. (a)	3,429	26,060
Mind Medicine MindMed, Inc. (a)	1,404	8,213
Mirum Pharmaceuticals, Inc. (a)	2,690	121,184
NeuroPace, Inc. (a)	3,382	41,565
Novocure Ltd. (a)	1,405	25,037
OptimizeRx Corp. (a)	268	2,321
Organogenesis Holdings, Inc. (a)	948	4,095
Owens & Minor, Inc. (a)	1,448	13,075
Pacira BioSciences, Inc. (a)	349	8,673
Paragon 28, Inc. (a)	228	2,978
Phibro Animal Health Corp. - Class A	164	3,503
Phreesia, Inc. (a)	2,398	61,293
PROCEPT BioRobotics Corp. (a)	1,882	109,645
PTC Therapeutics, Inc. (a)	510	25,990
Puma Biotechnology, Inc. (a)	1,918	5,677
RadNet, Inc. (a)	152	7,557
RAPT Therapeutics, Inc. (a)	987	1,204
Repligen Corp. (a)	1,595	202,948
Rhythm Pharmaceuticals, Inc. (a)	993	52,599
Rigel Pharmaceuticals, Inc. (a)	1,588	28,568
Scholar Rock Holding Corp. (a)	3,901	125,417
SIGA Technologies, Inc. (a)	2,967	16,259
Simulations Plus, Inc.	3,342	81,946
Soleno Therapeutics, Inc. (a)	397	28,366
SpringWorks Therapeutics, Inc. (a)	827	36,495
Stevanato Group SpA	4,183	85,417
Supernus Pharmaceuticals, Inc. (a)	472	15,458
Tarsus Pharmaceuticals, Inc. (a)	4,033	207,175
TG Therapeutics, Inc. (a)	256	10,094
Travere Therapeutics, Inc. (a)	4,068	72,899
Treace Medical Concepts, Inc. (a)	1,962	16,461
Trevi Therapeutics, Inc. (a)	333	2,095
Twist Bioscience Corp. (a)	1,015	39,849
UFP Technologies, Inc. (a)	387	78,062
uniQure NV (a)	3,573	37,874
Vera Therapeutics, Inc. (a)	1,049	25,197
Veracyte, Inc. (a)	1,931	57,254
Vericel Corp. (a)	843	37,615
Viking Therapeutics, Inc. (a)	138	3,333
Xencor, Inc. (a)	377	4,011
Xenon Pharmaceuticals, Inc. (a)	766	25,699
XOMA Royalty Corp. (a)	147	2,930
		5,485,152

Industrials - 20.1%
AAON, Inc.	2,706	211,420
American Superconductor Corp. (a)	56	1,016
Archer Aviation, Inc. - Class A (a)	833	5,923
Argan, Inc.	1,196	156,879
Aris Water Solutions, Inc. - Class A	6,894	220,884
Array Technologies, Inc. (a)	965	4,700
AZEK Co., Inc. (a)	3,355	164,026
Bloom Energy Corp. - Class A (a)	1,052	20,682
Blue Bird Corp. (a)	622	20,134
Brookfield Business Corp.	250	6,655
Casella Waste Systems, Inc. - Class A (a)	2,697	300,742
Chart Industries, Inc. (a)	146	21,077
Cimpress PLC (a)	56	2,533
Comfort Systems USA, Inc.	20	6,447
CRA International, Inc.	750	129,900
CSW Industrials, Inc.	113	32,942
Dycom Industries, Inc. (a)	105	15,996
EMCOR Group, Inc.	7	2,587
ESCO Technologies, Inc.	558	88,789
ExlService Holdings, Inc. (a)	2,550	120,385
Exponent, Inc.	294	23,832
Federal Signal Corp.	2,909	213,957
Frontier Group Holdings, Inc. (a)	5,326	23,115
FTAI Aviation Ltd.	767	85,160
Granite Construction, Inc.	937	70,650
Griffon Corp.	441	31,531
Herc Holdings, Inc.	98	13,158
Huron Consulting Group, Inc. (a)	437	62,688
Innodata, Inc. (a)	270	9,693
Interface, Inc.	530	10,515
Intuitive Machines, Inc. (a)	2,103	15,667
John Bean Technologies Corp.	244	29,817
Kratos Defense & Security Solutions, Inc. (a)	3,057	90,762
Limbach Holdings, Inc. (a)	940	70,002
Liquidity Services, Inc. (a)	445	13,799
McGrath RentCorp	45	5,013
MSA Safety, Inc.	575	84,347
Mueller Industries, Inc.	1,356	103,246
Mueller Water Products, Inc. - Class A	3,789	96,316
NEXTracker, Inc. - Class A (a)	1,947	82,047
Paylocity Holding Corp. (a)	1,340	251,036
Pitney Bowes, Inc.	6,212	56,219
Powell Industries, Inc.	522	88,912
Primoris Services Corp.	2,063	118,437
REV Group, Inc.	159	5,024
Rocket Lab USA, Inc. (a)	101	1,806
Saia, Inc. (a)	440	153,749
Simpson Manufacturing Co., Inc.	870	136,660
Sterling Infrastructure, Inc. (a)	1,145	129,625
Sun Country Airlines Holdings, Inc. (a)	2,389	29,432
TPI Composites, Inc. (a)(b)	2,462	1,984
Trinity Industries, Inc.	1,344	37,713
UL Solutions, Inc.	1,965	110,826
Upwork, Inc. (a)	6,291	82,098
VSE Corp.	616	73,914
Willdan Group, Inc. (a)	1,771	72,115
WillScot Mobile Mini Holdings Corp.	6,054	168,301
Xometry, Inc. - Class A (a)	2,058	51,285
Zurn Elkay Water Solutions Corp.	950	31,331
		4,269,499

Information Technology - 17.3%
ACM Research, Inc. - Class A (a)	1,918	44,766
Advanced Energy Industries, Inc.	367	34,979
Agilysys, Inc. (a)	570	41,348
Alarm.com Holdings, Inc. (a)	315	17,530
Alkami Technology, Inc. (a)	3,624	95,130
Ambarella, Inc. (a)	1,505	75,747
Appfolio, Inc. - Class A (a)	864	189,994
Arlo Technologies, Inc. (a)	708	6,988
Asana, Inc. - Class A (a)	1,678	24,449
AudioEye, Inc. (a)	1,029	11,422
Aurora Innovation, Inc. (a)	2,599	17,478
AvePoint, Inc. (a)	3,715	53,645
Backblaze, Inc. - Class A (a)	2,434	11,756
Badger Meter, Inc.	563	107,111
Belden, Inc.	89	8,922
Box, Inc. - Class A (a)	1,892	58,387
Cellebrite DI Ltd. (a)	4,561	88,620
Cleanspark, Inc. (a)(b)	5,314	35,710
Clear Secure, Inc. - Class A	1,726	44,721
Clearwater Analytics Holdings, Inc. - Class A (a)	333	8,924
Commvault Systems, Inc. (a)	721	113,745
Core Scientific, Inc. (a)	5,606	40,587
Credo Technology Group Holding Ltd. (a)	1,962	78,794
DigitalOcean Holdings, Inc. (a)	859	28,682
DoubleVerify Holdings, Inc. (a)	3,786	50,619
Fabrinet (a)	489	96,582
Freshworks, Inc. - Class A (a)	2,145	30,266
Grid Dynamics Holdings, Inc. (a)	7,693	120,395
Guidewire Software, Inc. (a)	925	173,308
indie Semiconductor, Inc. - Class A (a)(b)	6,072	12,357
InterDigital, Inc.	505	104,409
IonQ, Inc. (a)	151	3,333
Itron, Inc. (a)	973	101,932
Life360, Inc. (a)	2,283	87,644
MARA Holdings, Inc. (a)	286	3,289
Monday.com Ltd. (a)	325	79,027
nCino, Inc. (a)	3,383	92,931
OneSpan, Inc.	1,661	25,330
Opera Ltd. - ADR	3,717	59,249
OSI Systems, Inc. (a)	663	128,847
Ouster, Inc. (a)	198	1,778
PAR Technology Corp. (a)	1,475	90,477
PDF Solutions, Inc. (a)	4,302	82,211
Pegasystems, Inc.	4,540	315,621
Porch Group, Inc. (a)	749	5,460
Power Integrations, Inc.	38	1,919
Powerfleet, Inc. NJ (a)	13,156	72,226
PROS Holdings, Inc. (a)	412	7,840
Q2 Holdings, Inc. (a)	443	35,444
Qualys, Inc. (a)	818	103,011
Rambus, Inc. (a)	579	29,978
Red Violet, Inc.	924	34,733
SEMrush Holdings, Inc. - Class A (a)	468	4,366
Semtech Corp. (a)	1,061	36,498
SiTime Corp. (a)	292	44,638
SkyWater Technology, Inc. (a)	170	1,205
Sprout Social, Inc. - Class A (a)	332	7,301
SPS Commerce, Inc. (a)	13	1,726
Synaptics, Inc. (a)	253	16,121
Tenable Holdings, Inc. (a)	1,239	43,340
Verint Systems, Inc. (a)	465	8,300
Viant Technology, Inc. - Class A (a)	2,356	29,238
Weave Communications, Inc. (a)	8,386	93,001
WM Technology, Inc. (a)	9,160	10,351
Workiva, Inc. (a)	2,560	194,330
		3,680,066

Materials - 1.2%
Balchem Corp.	6	996
Cabot Corp.	508	42,235
Carpenter Technology Corp.	87	15,763
Century Aluminum Co. (a)	1,241	23,033
Ferroglobe Representation & Warranty Insurance Trust (a)(d)	840	0 (e)
Hecla Mining Co.	3,221	17,909
Myers Industries, Inc.	2,954	35,241
Quaker Chemical Corp.	949	117,306
		252,483

Real Estate - 0.4%
Compass, Inc. - Class A (a)	7,614	66,470
Opendoor Technologies, Inc. (a)	2,874	2,932
St Joe Co.	458	21,503
		90,905

Utilities - 0.4%
Brookfield Infrastructure Corp. - Class A	601	21,750
Middlesex Water Co.	231	14,807
Otter Tail Corp.	421	33,836
York Water Co.	131	4,543
		74,936
TOTAL COMMON STOCKS (Cost $19,265,765)		20,644,635

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
Real Estate - 0.7%
Alexander's, Inc.	251	52,499
Armada Hoffler Properties, Inc.	624	4,686
CareTrust REIT, Inc.	1,926	55,045
Gladstone Commercial Corp.	795	11,909
NETSTREIT Corp.	397	6,293
Phillips Edison & Co., Inc.	259	9,451
Postal Realty Trust, Inc. - Class A	913	13,038
Saul Centers, Inc.	132	4,761
		157,682
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $157,664)		157,682

TOTAL INVESTMENTS - 98.0% (Cost $19,423,429)		20,802,317
Money Market Deposit Account - 2.7% (f)(g)		579,540
Liabilities in Excess of Other Assets - (0.7)%		(158,335)
TOTAL NET ASSETS - 100.0%		$21,223,522
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $105,640 which represented 0.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(e)	Rounds to zero.
(f)
All or a portion of security has been pledged as collateral for securities lending. The total value of assets committed as collateral as of March 31, 2025 is $113,637 which represented 0.5% of net assets.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.24%.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Small Company Growth Portfolio has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$20,644,635	$–	$–	(a)	$20,644,635
Real Estate Investment Trusts	157,682	–	–		157,682
Total Investments	$20,802,317	$–	$–	(a)	$20,802,317

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were [no] transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Rounds to zero.